Condensed Consolidated Statements of Cash Flows (Q3) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating Activities:
Net loss	$ (14,700)	$ (12,629)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	253	301
Stock-based compensation expense, net	513	697
Change in fair value of warrant liability	755	0
Net realized gain on marketable securities	(65)	0
Changes in operating assets and liabilities:
Accounts receivable	(19)	(350)
Inventory, net	325	(113)
Other current assets	(551)	(40)
Other assets and liabilities	(16)	(142)
Accounts payable and accrued expenses	(1,678)	254
Net cash used in operating activities	(15,183)	(12,022)
Investing Activities:
Proceeds from sale of marketable securities	578	0
Additions to intangible assets	(99)	0
Purchases of property and equipment	(185)	(103)
Net cash provided by (used in) investing activities	294	(103)
Financing Activities:
Proceeds from ATM stock offerings, net	2,108	0
Payments on finance lease liability	(20)	(28)
Net cash provided by (used in) financing activities	2,088	(28)
Effect of exchange rate changes on cash	(6)	1
Net increase (decrease) in cash and cash equivalents	(12,807)	(12,152)
Cash and cash equivalents - beginning of period	17,737	8,742
Cash and cash equivalents - end of period	4,930	12,053
Supplemental cash flow information
Inventory transferred to property, plant and equipment	0	37
Non-cash impact of conversion of warrants to common stock	$ 6,868	0
As Reported [Member]
Financing Activities:
Cash and cash equivalents - beginning of period		$ 24,205